10. Related Party Transactions (Details - Due to related parties) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Due to related parties	$ 284,455	$ 287,455	$ 147,113
ICONZ Art, LLC [Member]
Due to related parties	256,423	259,423	119,081
MSN Holding Co. [Member]
Due to related parties	12,947	12,947	12,947
Premier Collectibles [Member]
Due to related parties	$ 15,085	$ 15,085	$ 15,085